Financial Liabilities - 1 (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands																								1 Months Ended												12 Months Ended
	Oct. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 11, 2025 USD ($)	Oct. 16, 2025 USD ($)	Sep. 17, 2025 USD ($)	Aug. 31, 2025 USD ($) $ / shares shares	Aug. 18, 2025 USD ($) shares	Aug. 16, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 28, 2025 USD ($)	May 18, 2025 shares	May 05, 2025 USD ($) $ / shares shares	Apr. 29, 2025 USD ($)	Mar. 31, 2025 USD ($)	Feb. 28, 2025 USD ($) $ / shares shares	Feb. 17, 2025 USD ($) $ / shares	Feb. 04, 2025 USD ($)	Feb. 28, 2023 USD ($)	Feb. 26, 2023 USD ($)	Feb. 23, 2023 ILS (₪)	May 31, 2017 USD ($)	May 31, 2017 ILS (₪)	Nov. 30, 2025 USD ($) shares	Aug. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Apr. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Feb. 28, 2025 USD ($) $ / shares shares	Jan. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) shares	Aug. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Nov. 28, 2026 USD ($)	Dec. 31, 2025 ILS (₪) ₪ / shares shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 ILS (₪) shares	Sep. 04, 2025 shares	Aug. 31, 2025 ILS (₪) shares	Aug. 06, 2025 USD ($)	Jul. 31, 2025 ILS (₪) shares	Jul. 30, 2025 shares	Jun. 10, 2025 USD ($) shares	May 31, 2025 USD ($)	May 31, 2025 ILS (₪)	Apr. 30, 2025 ILS (₪) shares	Mar. 27, 2025 USD ($)	Dec. 31, 2024 ILS (₪) shares	Dec. 30, 2024 USD ($)	Nov. 29, 2024 USD ($)	Sep. 24, 2024 USD ($)	Aug. 10, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 ILS (₪)	Jun. 12, 2024 USD ($)	Mar. 31, 2024 $ / shares shares	Aug. 23, 2023 USD ($)	Jan. 16, 2023 shares	Sep. 08, 2022 USD ($)	Aug. 09, 2022 USD ($)	Sep. 01, 2021 USD ($)	Sep. 01, 2021 ILS (₪)	Jul. 06, 2020 USD ($)	Jul. 06, 2020 ILS (₪)
Financial Liabilities [Line Items]
Loan amount			$ 25,000,000																																	$ 25,000,000																	$ 1,000,000	$ 6,000,000	$ 4,000,000
Principal amount			$ 8,000,000																																	$ 8,000,000																	$ 2,000,000					$ 2,000,000		$ 2,968,750,000
Outstanding principal amount percentage																																				10.00%
Interest rate			11.50%																													11.50%				11.50%		11.50%													11.50%
Exercise price (in Dollars per share) | $ / shares																																				$ 29,828,099
Paid an aggregated amount																																				$ 840,000
Converted principal amount																																				$ 2,165,497
Issued ordinary shares (in Shares) | shares			2,000				154																	66	154							230				2,000		2,000	16	16	34,000	154				16					230										27
Aggregate principal amount						$ 19,840,000
Unsecured term																												2 years
Placement agent paid fee														$ 200,000																						$ 15,000
Aggregate principal amount					$ 20,525,625,000	$ 2,248,000	$ 7,850,000		$ 11,000,000	$ 2,187,000							$ 11,000,000		$ 2,500,000																	$ 47,250,000
Exercise price | (per share)			$ 0.001													$ 150,000	$ 75,000													$ 150,000						$ 0.001		₪ 266,550
Placement fees																						$ 34,500	₪ 110
Convertible loan agreement																					₪ 10,000															$ 6,000,000
Conversion amount								$ 6,000,000																												$ 50,000
Proceeds from issuing ordinary shares																																			$ 1,280,000,000
Percentage of outstanding ordinary shares			4.99%																																	4.99%		4.99%
Number of warrant purchased (in Shares) | shares																11
Ordinary shares issued			$ 225,417,000												$ 50,000,000														$ 50,000,000							$ 225,417,000																$ 35
Aggregate principal value																																																		$ 1,625,000
Original issue discount																																																		325,000
Aggregate purchase price																																											$ 750,000			$ 750,000				$ 1,300,000
Premium percentage				125.00%
Cash proceeds															10,000,000
Minimum qualified amount															$ 5														$ 5
Outstanding share capital percentage															4.99%
Principal amount			1,500,000	$ 1,000,000			$ 81,000							$ 937,500		$ 175,000									$ 81,000	$ 60,000		$ 141,000		$ 175,000		$ 137,000				$ 1,500,000		₪ 300	$ 94,000	₪ 300		₪ 260		₪ 190			$ 263,000	₪ 840	₪ 450		₪ 500					$ 334,000	₪ 1,200					$ 200,000	$ 1,500,000	$ 309,000	₪ 980	$ 1,452,000	₪ 5,000
Closing sale price percentage																																				20.00%
Conversion percentage																																				200.00%
Repayment percentage																																				33.00%
Conversion value																																				$ 1,600,000
Fixed Purchase			$ 50,000																																	$ 50,000
Percentage of purchase price			90.00%																																	90.00%		90.00%
Sales percentage			30.00%																																	30.00%		30.00%
Trading volume percentage																																				30.00%
Contractual limit amount			$ 1,000,000																																	$ 1,000,000
Forecast [Member]
Financial Liabilities [Line Items]
Ordinary shares to purchased against warrants (in Shares) | shares			13,559																																	13,559		13,559
Principal amount																																					$ 1,500,000
Ordinary shares [member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares			90																																	90		90
Warrants to purchase share (in Shares) | shares																																				13
Bottom of range [member]
Financial Liabilities [Line Items]
Conversion price percentage																																				80.00%
Aggregate principal amount																				$ 349,000
Warrant purchase																																																				75,000
Sales percentage			30.00%																																	30.00%		30.00%
Top of range [member]
Financial Liabilities [Line Items]
Conversion price percentage																																				90.00%
Aggregate principal amount																				$ 5,219,000																$ 3,788,000
Warrant purchase																																																				$ 127,500
Principal amount																																																																$ 1,934,000	₪ 6,000
Sales percentage			75.00%																																	75.00%		75.00%
JJ Astor Financing [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares			98																																	98		98
Claymore [Member]
Financial Liabilities [Line Items]
Loan amount																$ 255,000														$ 255,000
Interest rate																19.00%														19.00%		5.00%	45.00%	10.00%																	5.00%
Issued ordinary shares (in Shares) | shares																												6																					6
Unsecured term																																				2 years
Warrants exercisable for period																																				3 years
Exercise share price (in Dollars per share) | $ / shares																																				$ 107,145
Cash received																												$ 64,960
Warrants to purchase share (in Shares) | shares												1																8	1	1	13	8				3
Placement agent period	12 months																																	3 months		12 months
Placement agent paid fee	$ 20,000																																	$ 15,000
Extend loan																																	$ 500,000	500,000
Financing aggregate amount										$ 2,400,000					$ 200,000	$ 1,467,000											$ 2,400,000	$ 928,000	$ 200,000	$ 1,467,000	$ 1,467,000	$ 1,262,500
Aggregate principal amount																												$ 1,122,880				$ 1,402,778
Convertible note at a price																																				$ 75,000
Exercise price | $ / shares			$ 107,145																																	$ 107,145
Placement fees			$ 77,000																																	$ 77,000
Ordinary shares to purchased against warrants (in Shares) | shares																																8																			8
Business days after closing of financing																																5 days
Closing of a financing amount																																$ 10,000,000
Convertible at a conversion price																																$ 75,000
Ordinary shares exercisable period																												3 years				3 years
Exercise price per share (in Dollars per share) | $ / shares																																$ 75,000
Placement fees																																$ 77,875				$ 102,690,000
Convertible loan agreement																														$ 1,775,070	$ 1,775,070
Warrants exercisable term			3 years																																	3 years		3 years
Maturity date																														Apr. 18, 2025
Face value																													$ 300,000
Conversion amount																												$ 105,000
Dilutive issuances (in Dollars per share) | $ / shares																												$ 75,000
Warrant exercise price (in Dollars per share) | $ / shares																												$ 150,000
Claymore [Member] | August 2024 Financing [Member]
Financial Liabilities [Line Items]
Financing aggregate amount																																	$ 1,150,000
Claymore [Member] | March 2025 Loan [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																								9
Repayment issuance of loan																								$ 140,000
Claymore [Member] | Ordinary shares [member]
Financial Liabilities [Line Items]
Warrants to purchase share (in Shares) | shares																																				10
Claymore [Member] | Convertible instruments [member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares			9																																	9		9
November 2024 [Member]
Financial Liabilities [Line Items]
Interest rate																																	20.00%
Extend loan																																	$ 200,000
August 2024 [Member]
Financial Liabilities [Line Items]
Warrants to purchase share (in Shares) | shares																														13
Convertible note at a price																																				$ 150,000
August 2024 [Member] | August 2024 Financing [Member]
Financial Liabilities [Line Items]
Financing aggregate amount																																1,150,000
Oozi Cats [Member] | Subscription Agreements [Member]
Financial Liabilities [Line Items]
Percentage of outstanding ordinary shares							5.00%																		5.00%	5.00%																5.00%		5.00%
Julestar [Member]
Financial Liabilities [Line Items]
Number of repaid issuance date													90 days																							90 days
Repayment of loan													$ 1,300,000
Julestar [Member] | Forecast [Member]
Financial Liabilities [Line Items]
Repayment of loan		$ 1,350,000
Julestar [Member] | Loan Agreement with Julestar LLC, [Member]
Financial Liabilities [Line Items]
Principal amount																		$ 3,118,000
Financing aggregate amount																		$ 2,650,000
Number of repaid installments days																		280 days
Percentage of accrued interest rate																		10.00%
Number of senior lender consent period																		60 days
ELOC Transaction [Member]
Financial Liabilities [Line Items]
Conversion percentage																																				10.00%
Outstanding share Percentage																																				4.99%
Conversion of shares (in Shares) | shares																																				107
Percentage of purchase price			90.00%																																	90.00%		90.00%
Fixed Purchase [Member]
Financial Liabilities [Line Items]
Percentage of purchase price			300.00%																																	300.00%		300.00%
VWAP [Member]
Financial Liabilities [Line Items]
Conversion price percentage																																				95.00%
Sales percentage			300.00%																																	300.00%		300.00%
VWAP [Member] | Bottom of range [member]
Financial Liabilities [Line Items]
Sales percentage			30.00%																																	30.00%		30.00%
VWAP [Member] | Top of range [member]
Financial Liabilities [Line Items]
Sales percentage			75.00%																																	75.00%		75.00%
Convertible Note [Member]
Financial Liabilities [Line Items]
Interest rate			16.00%																																	16.00%		16.00%
Unsecured term																											5 years
Convertible Note [Member] | Claymore [Member]
Financial Liabilities [Line Items]
Unsecured term							5 years
Financing aggregate amount																										$ 1,000,000
Convertible loan agreement							$ 575,000																		$ 575,000	$ 1,150,000	$ 2,760,000
Convertible instruments [member] | Claymore [Member]
Financial Liabilities [Line Items]
Aggregate principal amount																																	$ 1,391,500
Aggregate principal amount																																1,391,500
Convertible notes term																																				2 years
Warrants [member] | Claymore [Member]
Financial Liabilities [Line Items]
Warrants to purchase share (in Shares) | shares																																				2
Ordinary shares [member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares								33																																					166														34
Exercise price | $ / shares																																																											$ 135,000
Number of warrant purchased (in Shares) | shares																																				13
Ordinary shares [member] | Claymore [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares			280																							18		22								280		280						18					22
Warrants to purchase share (in Shares) | shares																												8
Financing aggregate amount							$ 500,000																		500,000
Conversion of share price amount																									$ 45,000
Ownership percentage after conversion or exercise			4.99%																																	4.99%		4.99%
Ordinary shares [member] | Claymore [Member] | Subscription Agreements [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares							18																		18																	18
Ordinary shares [member] | August 2024 [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares			7																																	7		7
Ordinary shares [member] | Oozi Cats [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																										32																		32
Ordinary shares [member] | Oozi Cats [Member] | Subscription Agreements [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares																										16																		16
Ordinary shares purchase per share (in Dollars per share) | $ / shares							$ 45,000																		$ 45,000	$ 45,000
Proceeds from issuing ordinary shares																									$ 1,500,000	$ 1,500,000
Amount of ordinary shares purchased																									$ 750,000	$ 750,000
Ordinary shares [member] | Oozi Cats [Member] | Bottom of range [member] | Subscription Agreements [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares							16																		16																	16
Ordinary shares [member] | Oozi Cats [Member] | Top of range [member] | Subscription Agreements [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares							32																		32																	32
Ordinary shares [member] | Convertible Note [Member]
Financial Liabilities [Line Items]
Conversion of share price amount																											$ 45,000
Ordinary shares [member] | Convertible Note [Member] | Claymore [Member]
Financial Liabilities [Line Items]
Issued ordinary shares (in Shares) | shares			33																																	33		33
Unsecured term																									5 years
Financing aggregate amount							$ 500,000																		$ 500,000
Convertible loan agreement			$ 500,000																																	$ 10,800,000
Conversion of share price amount							$ 45,000
December 2024 Convertible Note [Member]
Financial Liabilities [Line Items]
Loan amount																																2,200,000
Principal amount																																2,750,000
Net proceeds of loan																																$ 2,087,000
Notes payable term																																280 days
Convertible note payable amount																																$ 68,750
Prepayment term																																				60 days
Outstanding principal amount percentage																																				110.00%
Interest rate			16.00%																																	16.00%		16.00%
Trading days																																				20 days
Equity financing amount																																				$ 5,000,000
Prohibits ownership percentage			4.99%																																	4.99%		4.99%
December 2024 Convertible Note [Member] | Bottom of range [member]
Financial Liabilities [Line Items]
Prepayment term																																				30 days
Conversion price percentage																																				20.00%
December 2024 Convertible Note [Member] | Top of range [member]
Financial Liabilities [Line Items]
Prepayment term																																				90 days
Conversion price percentage																																				80.00%
December 2024 Warrant [Member]
Financial Liabilities [Line Items]
Warrant to purchase ordinary shares (in Shares) | shares																																				8
Exercise price (in Dollars per share) | $ / shares																																				$ 127,500
December 2024 Warrant [Member] | Astor [Member]
Financial Liabilities [Line Items]
Warrant to purchase ordinary shares (in Shares) | shares																																				42
Exercise price (in Dollars per share) | $ / shares																																				$ 37,500
May 2025 Convertible Note [Member]
Financial Liabilities [Line Items]
Loan amount											$ 1,560,000
Net proceeds of loan											$ 1,478,000
Notes payable term											280 days
Convertible note payable amount											$ 46,000
Convertible promissory note payable											1,854,000
Proceeds to ensure the payment											$ 927,000
August 2024 Notes [Member]
Financial Liabilities [Line Items]
Net proceeds of loan																																		3,300,000
Aggregate principal amount																																		4,000,000
Warrants to acquire an aggregate ordinary shares																																		$ 313
Unsecured term																																		2 years
Convertible note conversion amount (in Dollars per share) | $ / shares																																		$ 105,000
Warrants exercisable for period																																		3 years
Exercise share price (in Dollars per share) | $ / shares																																		$ 150,000
Cash received																																		$ 233,000
Second Shayna Loan Agreement [Member]
Financial Liabilities [Line Items]
Percentage of average price of ordinary shares																																				0.05%
Warrants [member] | Claymore [Member]
Financial Liabilities [Line Items]
Warrants to purchase share (in Shares) | shares																																10	10
Warrants [member] | Julestar [Member]
Financial Liabilities [Line Items]
Warrants to purchase share (in Shares) | shares																																				35
Warrant exercise price (in Dollars per share) | $ / shares													$ 75,000																							$ 75,000
Percentage of Warrant Beneficial Ownership Limitation			4.99%																																	4.99%		4.99%
Number of warrant purchased (in Shares) | shares													113
Warrants [member] | August 2024 Notes [Member]
Financial Liabilities [Line Items]
Warrants to purchase share (in Shares) | shares																																		7
Pre Funded Warrant [Member] | Claymore [Member]
Financial Liabilities [Line Items]
Percentage of outstanding ordinary shares							4.99%																		4.99%	4.99%																4.99%		4.99%
Number of prefunded warrants issued (in Shares) | shares																								100
Pre Funded Warrant [Member] | Convertible Note [Member] | Claymore [Member]
Financial Liabilities [Line Items]
Warrants to purchase share (in Shares) | shares							6
Pre Funded Warrant [Member] | Convertible Note [Member] | Claymore [Member] | Bottom of range [member]
Financial Liabilities [Line Items]
Number of warrants or rights exercised (in Shares) | shares			6																																	6		6
Pre Funded Warrant [Member] | Convertible Note [Member] | Claymore [Member] | Top of range [member]
Financial Liabilities [Line Items]
Number of warrants or rights exercised (in Shares) | shares			13																																	13		13
Pre Funded Warrant [Member] | Ordinary shares [member] | Claymore [Member]
Financial Liabilities [Line Items]
Warrant to purchase ordinary shares (in Shares) | shares																									6	13	20
Pre Funded Warrant [Member] | Ordinary shares [member] | Claymore [Member] | Subscription Agreements [Member]
Financial Liabilities [Line Items]
Warrants to purchase share (in Shares) | shares																									37	37
Warrant expiration term																									5 years	5 years